UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2009
                                                    ---------------------------

Check here if Amendment / /; Amendment Number:
                                                         --------------------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28-12410
                          --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Daniel A. D'Aniello
            -------------------------------------------------
Title:      Managing Director
            -------------------------------------------------
Phone:      202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello             Washington, DC          November 16, 2009
-----------------------------  ------------------------  ----------------------
       Signature                      City, State                  Date



/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name

   28-
           --------------------      --------------------------------------

                                     --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               --------------------------------

Form 13F Information Table Entry Total:        7
                                               --------------------------------

Form 13F Information Table Value Total:        $3,975
                                               --------------------------------
                                                    (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.        Form 13F File Number      Name

    1          28-12429                  Carlyle Investment Management L.L.C.
    --------   -----------------------   --------------------------------------

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
                                                      FORM 13-F INFORMATION TABLE

      COLUMN 1         COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8
---------------------  ---------- -----------  ---------  --------------------   -----------  ---------- ---------------------
                       TITLE OF                  VALUE     SHRS OR   SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP     (x$1000)   PRN AMT   PRN  CALL     DISCRETION   MANAGERS  SOLE   SHARED    NONE
---------------------  ---------- -----------  ---------  -------- ----- -----   -----------  ---------- ---------------------

American Tower Corp    CL A        029912201   $382        10,500   SH       --   Shared             1          10,500
                                                                                  -Defined

Clearwire Corp New     CL A        18538Q105   $610        75,000   SH       --   Shared             1          75,000
                                                                                  -Defined

Comcast Corp New       CL A        20030N101   $844        50,000   SH       --   Shared             1          50,000
                                                                                  -Defined

Owens Corning New      Com         690742101   $786        35,000   SH       --   Shared             1          35,000
                                                                                  -Defined

SPDR Series Trust      S&P         78464A888   $225        15,000   SH       --   Shared             1          15,000
                       Homebuild                                                  -Defined

Time Warner Cable Inc  Com         88732J207   $797        18,500   SH       --   Shared             1          18,500
                                                                                  -Defined

XTO Energy Inc         Com         98385X106   $331        8,000    SH       --   Shared             1          8,000
                                                                                  -Defined
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